Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) Employee	Dec. 31, 2018 CNY (¥) Employee	Dec. 31, 2017 CNY (¥) Employee
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 13,042,000	¥ 13,385,000	¥ 11,779,000
Contribution to retirement benefit scheme	1,796,000	1,781,000	1,645,000
Severance payment	0	0	0
Directors [member]
Disclosure of transactions between related parties [Line Items]
Deferred performance emoluments paid	¥ 330,000	¥ 170,000	¥ 0
Number of highest paid employees | Employee	1
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	3	1	2
Salaries, allowances and other benefits	¥ 3,687,000
Contribution to retirement benefit scheme	¥ 358,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	1	4	3
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 940,000	¥ 912,000	¥ 823,000
Contribution to retirement benefit scheme	¥ 161,000	148,000	127,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits		899,000	823,000
Contribution to retirement benefit scheme		148,000	127,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits		866,000	732,000
Contribution to retirement benefit scheme		148,000	¥ 127,000
Senior management four [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits		847,000
Contribution to retirement benefit scheme		¥ 148,000